SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation
Recognized share-based compensation expenses	31,937	30,468	20,837
Foreign exchange rate used to translate amounts denominated in RMB to US dollar	6.2046
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	6,830	4,948	2,592
Selling and marketing expense
Share-based compensation
Recognized share-based compensation expenses	939	973	1,031
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	24,168	24,547	17,214